Share Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Option [Member]
Share Based Payments [Line Items]
Total share-based compensation expense	$ 2,800,000
Coinshares International Limited [Member]
Share Based Payments [Line Items]
Term of exercisable options	10 years
Expire term after issuance	10 years
Number of shares repurchased (in Shares)	1,428,927	48,409	10,446
Total consideration on repurchased share value	$ 10,617,000	$ 344,000	$ 5,267,000
Aggregated settlement on exercised options	$ 471,000	$ 571,000	$ 10,000
Weighted average exercise price (in Dollars per share)	$ 5.73	$ 3.56	$ 3.97
Weighted average remaining contractual life	6 years 6 months	6 years 1 month 6 days	7 years 4 months 24 days
Liability within other current liabilities	$ 13,300,000	$ 17,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 8.68	$ 9.16	$ 9.86
Cash settled share-based payment plan	$ 2,800,000	$ 12,200,000	$ 0
Total share-based compensation expense		$ 200,000	$ 1,300,000
Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Number of exercised options (in Shares)	145,943	192,217	5,479
Aggregated settlement on exercised options	$ 300,000	$ 400,000	$ 10,000
Weighted average exercise price (in Dollars per share)	$ 5.94	$ 4.42	$ 4.95	$ 5.24
Unrecognized share-based compensation expense	$ 2,200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 3 months 29 days
Coinshares International Limited [Member] | Equity Option [Member]
Share Based Payments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 1.84
Total share-based compensation expense		$ 12,400,000	$ 1,300,000
Coinshares International Limited [Member] | Performance-Based Options [Member]
Share Based Payments [Line Items]
Number of exercised options (in Shares)	100,000	30,000
Aggregated settlement on exercised options	$ 200,000	$ 100,000
Weighted average exercise price (in Dollars per share)		$ 1.79	$ 1.82	$ 1.73
Minimum [Member] | Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Term of exercisable options	2 years
Maximum [Member] | Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Term of exercisable options	3 years
Share Option Repurchases [Member] | Coinshares International Limited [Member]
Share Based Payments [Line Items]
Total consideration on repurchased share value	$ 5,800,000	$ 51,000
Share Option Repurchases [Member] | Coinshares International Limited [Member] | Equity Option [Member]
Share Based Payments [Line Items]
Total consideration on repurchased share value			$ 11,000